INVENTORY, NET	6 Months Ended
Jun. 30, 2025
Inventory Disclosure [Abstract]
INVENTORY, NET

6. INVENTORY, NET

Inventory consisted of the following:

	June 30, 2025	December 31, 2024
	US$’000	US$’000
	(Unaudited)	(Audited)
Finished goods	4,048	4,722
Raw materials	9,658	10,549
Work-in-process	4,085	4,818
Inventory, subtotal	17,791	20,089
Less: inventory impairment provision	(7,765)	(8,944)
Inventory, net	10,026	11,145

Finished goods primarily consist of vehicles ready for transit at production factories, vehicles in transit to fulfill customer orders, new vehicles available for immediate sale at its delivery and service centers, vehicle parts and charging piles.

Raw materials primarily consist of materials for volume production.

Work-in-process primarily consist of vehicles in production which will be transferred into finished goods inventory when completed.

For the six months ended June 30, 2025 and 2024, write-downs of inventories to net realizable value were both nil, respectively.